Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of sensitivity analysis risk factors affecting price of financial instrument

			Impacts on income statement						Impacts on statement of comprehensive income
			Scenarios II and III						Scenarios II and III
Risk factor	Quotation at December 31, 2023	Amount	Changes from 2023	Scenario I	-25%	-50%	+25%	+50%	Scenario I	-25%	-50%	+25%	+50%
Cash and cash equivalents and financial investments
Foreign exchange rates
BRL	4.8413	72,646	(1.20%)	-	(2)	(5)	2	5	(870)	(18,159)	(36,318)	18,159	36,318
EUR	1.1054	495	(1.39%)	(7)	(124)	(247)	124	247	-	-	-	-	-
PEN	3.7102	29,817	0.62%	184	(7,454)	(14,909)	7,454	14,909	-	-	-	-	-
CAD	1.3260	1,255	(1.23%)	-	-	-	-	-	(15)	(314)	(627)	314	627
NAD	18.5470	1,590	1.52%	-	-	-	-	-	24	(397)	(795)	397	795
Interest rates
BRL - CDI - SELIC	11.65%	70,252	(69) bps	(482)	(2,046)	(4,092)	2,046	4,092	-	-	-	-	-

Loans and financings
Foreign exchange rates
BRL	4.8413	280,909	(1.20%)	-	-	-	-	-	3,365	70,227	140,454	(70,227)	(140,454)
Interest rates
BRL - CDI - SELIC	11.65%	79,122	(69) bps	542	2,304	4,609	(2,304)	(4,609)	-	-	-	-	-
USD - SOFR	5.28%	233,671	6 bps	(149)	3,085	6,170	(3,085)	(6,170)	-	-	-	-	-
IPCA - TLP	4.62%	174,971	38 bps	(665)	2,021	4,042	(2,021)	(4,042)	-	-	-	-	-
TJLP	6.53%	26,816	(2) bps	5	438	876	(438)	(876)	-	-	-	-	-

Other financial instruments
Foreign exchange rates
BRL	4.8413	(450)	(1.20%)	6	(150)	(450)	90	150	-	-	-	-	-
Interest rates
BRL - CDI - SELIC	11.65%	(450)	(69) bps	92	622	1,307	(567)	(1,086)	-	-	-	-	-
USD - SOFR	5.28%	(2,149)	6 bps	(8)	(23)	(48)	23	45	(1)	(27)	(55)	27	54
Commodities price
Zinc	2,641	(2,149)	(4.69%)	3,962	9,003	18,006	(9,003)	(18,006)	263	597	1,193	(597)	(1,193)

Schedule of foreign exchange effects

USD amounts of foreign currency balances	2023	2022
Assets
Cash, cash equivalents and financial investments	105,802	97,397
Other Financial Instruments	29	143
Trade accounts receivables	19,885	19,132
Total Assets	125,716	116,672
Liabilities
Loans and financings	279,341	276,634
Other Financial Instruments	479	435
Trade payables	227,687	182,275
Lease liabilities	634	2,738
Use of public assets	22,733	23,263
Total Liabilities	530,874	485,345

Net exposure	(405,158)	(368,673)

Schedule of credit quality of financial assets

			2023			2022
	Local rating	Global rating	Total	Local rating	Global rating	Total
Cash and cash equivalents
AAA	189,582	-	189,582	191,269	-	191,269
AA	1	-	1	10,259	-	10,259
AA-	-	46,317	46,317	-	15,958	15,958
A+	-	72,315	72,315	-	117,968	117,968
A	-	66,342	66,342	-	93,117	93,117
A-	-	70,155	70,155	-	54,737	54,737
BB+	-	1	1	-	-	-
No rating (i)	76	12,470	12,546	8,451	6,067	14,518
	189,659	267,600	457,259	209,979	287,847	497,826
Financial investments
AAA	10,994	-	10,994	18,006	-	18,006
No rating (i)	64	-	64	56	-	56
	11,058	-	11,058	18,062	-	18,062
Derivative financial instruments
AAA	29	-	29	144	-	144
A+	-	978	978	-	3,061	3,061
A	-	53	53	-	-	-
A-	-	6,667	6,667	-	4,238	4,238
BBB+	-	166	166	-	-	-
	29	7,864	7,893	144	7,299	7,443

(i) Refers to subsidiaries of international financial institutions that do not have a global rating available in the international rating agencies. According to the Company's policy, for these financial institutions, the rating of the financial institution controlling entities is assumed, which must be at least BBB-.

Schedule of liquidity risk

2023	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Loans and financings	232,941	181,147	1,591,705	173,436	2,179,229
Lease liabilities	4,450	5,658	441	117	10,666
Derivative financial instruments	10,343	108	42	-	10,493
Trade payables	451,603	-	-	-	451,603
Confirming payables	234,385	-	-	-	234,385
Salaries and payroll charges	68,165	-	-	-	68,165
Dividends payable	2,830	-	-	-	2,830
Related parties	1,062	2,873	-	-	3,935
Dams, asset retirement and environmental obligations	33,591	85,675	95,302	358,333	572,901
Use of public assets	1,902	3,240	3,921	17,570	26,633
	1,041,272	278,701	1,691,411	549,456	3,560,840

2022	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Loans and financings	136,348	391,201	981,759	704,944	2,214,252
Lease liabilities	4,105	1,410	-	-	5,515
Derivative financial instruments	9,712	215	86	5	10,018
Trade payables	413,856	12,154	-	-	426,010
Confirming payables	216,392	-	-	-	216,392
Salaries and payroll charges	79,078	-	-	-	79,078
Dividends payable	7,922	-	-	-	7,922
Related parties	487	546	-	-	1,033
Asset retirement and environmental obligations	19,360	29,625	28,868	241,258	319,111
Use of public assets	2,484	4,972	4,890	16,584	28,930
	889,744	440,123	1,015,603	962,791	3,308,261

Schedule of leverage ratio

	Note	2023	2022	2021
Loans and financings	24 (a)	1,725,566	1,669,259	1,699,315
Derivative financial instruments	16 (a)	2,600	2,575	6,531
Lease liabilities	23 (b)	9,218	5,021	19,639
Cash and cash equivalents	15	(457,259)	(497,826)	(743,817)
Financial investments		(11,058)	(18,062)	(19,202)
Net debt (i)		1,269,067	1,160,967	962,466

Net income (loss) for the year		(289,196)	76,394	156,087
Plus (less):
Depreciation and amortization	21,22 and 23	298,393	290,937	258,711
Share in the results of associates		(23,536)	(1,885)	-
Net financial results	10	161,641	133,727	136,902
Income tax expense (benefit)	11 (a)	(4,274)	150,983	153,204
Miscellaneous adjustments	2	248,128	110,168	38,931
Adjusted EBITDA (ii)		391,156	760,324	743,835

Leverage ratio (Net debt/Adjusted EBITDA)		3.24	1.53	1.29

(i) Net debt is defined as (a) loans and financings, plus lease liabilities, plus or minus (b) the fair value of derivative financial instruments, less (c) cash and cash equivalents, less (d) financial investments.

(ii) Adjusted EBITDA for capital management calculation uses the same assumptions described in note 2 for Adjusted EBITDA by segment.